JOINT VENTURES AND ASSOCIATES - Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	$ 40,013,004	$ 39,786,353
Liabilities in joint ventures and associates	749,269	296,455
Synertech Industrias S.A.
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	39,976,502	39,749,851
Alfalfa Technologies S.R.L
JOINT VENTURES AND ASSOCIATES
Assets in joint ventures and associates	36,502	36,502
Trigall Genetics S.A.
JOINT VENTURES AND ASSOCIATES
Liabilities in joint ventures and associates	$ 749,269	$ 296,455